Debt - Summary of repayment years for borrowings (Details) £ in Millions, $ in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings
Debt		£ 6,730	£ 6,167
Committed bank facility	$ 3.0	2,500
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt		102	131
Term debt
Disclosure of detailed information about borrowings
Debt		6,446	5,828
Lease liabilities
Disclosure of detailed information about borrowings
Debt		182	208
Within 1 year
Disclosure of detailed information about borrowings
Debt		870	232
Within 1 year | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt		102	131
Within 1 year | Term debt
Disclosure of detailed information about borrowings
Debt		701	32
Within 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt		67	69
After 1 year
Disclosure of detailed information about borrowings
Debt		5,860	5,935
After 1 year | Term debt
Disclosure of detailed information about borrowings
Debt		5,745	5,796
After 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt		115	139
Within 1 to 2 years
Disclosure of detailed information about borrowings
Debt		1,069	681
Within 1 to 2 years | Term debt
Disclosure of detailed information about borrowings
Debt		1,045	641
Within 1 to 2 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		24	40
Within 2 to 3 years
Disclosure of detailed information about borrowings
Debt		648	1,049
Within 2 to 3 years | Term debt
Disclosure of detailed information about borrowings
Debt		623	1,012
Within 2 to 3 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		25	37
Within 3 to 4 years
Disclosure of detailed information about borrowings
Debt		684	657
Within 3 to 4 years | Term debt
Disclosure of detailed information about borrowings
Debt		660	628
Within 3 to 4 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		24	29
Within 4 to 5 years
Disclosure of detailed information about borrowings
Debt		612	643
Within 4 to 5 years | Term debt
Disclosure of detailed information about borrowings
Debt		595	626
Within 4 to 5 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		17	17
After 5 years
Disclosure of detailed information about borrowings
Debt		2,847	2,905
After 5 years | Term debt
Disclosure of detailed information about borrowings
Debt		2,822	2,889
After 5 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		£ 25	£ 16